Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash Equivalents And Short Term Investments [Abstract]
Cash Equivalents
Cash Equivalents

Cash Equivalents
Cash equivalents consist of interest bearing deposits with our bank totaling $9,977,409 (December 31, 2017 – $9,204,919).  The current annual interest rate earned on these deposits is 2.71% (December 31, 2017 – 1.38%).